Lease (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract ]
2024	$ 271,791
2025	111,009
Total future minimum lease payments	382,800
Less: imputed interest	(12,116)
Present value of lease liabilities	$ 370,684	$ 193,579